UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower SecureFoundation® Balanced Fund (Formerly Great-West SecureFoundation® Balanced Fund)
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6%

for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower SecureFoundation Balanced Fund (Investor Class shares) returned -14.51%, relative to a -19.04% return for the Wilshire 5000 Index, a -13.01% return for the Bloomberg U.S. Aggregate Bond Index and a -14.04% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans. If such fees and expenses were included, returns would be lower.

40,000
30,000
20,000
10,000
0
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2013	11,609.33	11,688.00	13,306.12	9,797.63
2014	12,321.30	12,473.20	14,997.55	10,382.13
2015	12,239.40	12,458.25	15,097.42	10,439.22
2016	13,307.90	13,614.38	17,115.94	10,715.60
2017	15,029.94	15,460.71	20,708.54	11,095.13
2018	14,228.85	14,697.41	19,618.07	11,096.39
2019	16,760.16	17,476.04	25,703.41	12,063.63
2020	19,093.17	19,621.70	31,054.65	12,969.20
2021	21,216.33	21,917.13	39,344.96	12,769.21
2022	18,137.67	18,840.84	31,853.44	11,107.92

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-14.22%	4.18%	5.16%
Investor Class	-14.51%	3.83%	6.14%
Service Class	-14.58%	3.72%	6.02%
Class L	-14.71%	3.53%	5.85%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.73%
Large Cap Equity	20.88
International Equity	18.47
Mid Cap Equity	11.74
Small Cap Equity	9.17
Fixed Interest Contract	5.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,012.47	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.28
Investor Class
Actual	$1,000.00	$1,010.44	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.06
Service Class
Actual	$1,000.00	$1,010.79	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
Class L
Actual	$1,000.00	$1,010.49	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares, 0.60% for the Investor Class shares, 0.70% for the Service Class shares, and 0.85% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
37,049,645	Empower Bond Index Fund Institutional Class(a)	$305,659,569

TOTAL BOND MUTUAL FUNDS — 34.74% (Cost $363,789,968)		$305,659,569
EQUITY MUTUAL FUNDS
13,259,147	Empower International Index Fund Institutional Class(a)	122,381,928
24,151,253	Empower S&P 500® Index Fund Institutional Class(a)	183,791,036
13,414,532	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	103,291,898
13,273,627	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	80,703,653
4,269,472	Fidelity® Emerging Markets Index Fund Institutional Class	40,261,118

TOTAL EQUITY MUTUAL FUNDS — 60.29% (Cost $586,384,506)		$530,429,633
Account Balance		Fair Value
FIXED INTEREST CONTRACT
44,088,286 (b)	Empower of America Contract(a) 1.50%(c)	$ 44,088,286

TOTAL FIXED INTEREST CONTRACT — 5.01% (Cost $44,088,286)		$ 44,088,286
TOTAL INVESTMENTS — 100.04% (Cost $994,262,760)		$880,177,488
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (328,095)
TOTAL NET ASSETS — 100.00%		$879,849,393

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$839,916,370
Investments at fair value, unaffiliated(b)	40,261,118
Subscriptions receivable	305,750
Receivable for investments sold	2,024,975
Total Assets	882,508,213
LIABILITIES:
Payable for distribution fees	61,020
Payable for investments purchased	26,699
Payable for shareholder services fees	203,529
Payable to investment adviser	63,546
Redemptions payable	2,304,026
Total Liabilities	2,658,820
NET ASSETS	$879,849,393
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,047,837
Paid-in capital in excess of par	998,434,002
Undistributed/accumulated deficit	(127,632,446)
NET ASSETS	$879,849,393
NET ASSETS BY CLASS
Investor Class	$336,832,378
Service Class	$72,194,066
Class L	$261,370,496
Institutional Class	$209,452,453
CAPITAL STOCK:
Authorized
Investor Class	190,000,000
Service Class	30,000,000
Class L	140,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	28,657,054
Service Class	6,022,440
Class L	26,598,301
Institutional Class	29,200,574
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.75
Service Class	$11.99
Class L	$9.83
Institutional Class	$7.17
(a) Cost of investments, affiliated	$941,039,735
(b) Cost of investments, unaffiliated	$53,223,025
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$643,183
Dividends, affiliated	21,166,290
Dividends, unaffiliated	1,000,112
Total Income	22,809,585
EXPENSES:
Management fees	946,814
Shareholder services fees – Investor Class	1,318,078
Shareholder services fees – Service Class	277,487
Shareholder services fees – Class L	1,029,431
Distribution fees – Service Class	79,022
Distribution fees – Class L	732,921
Total Expenses	4,383,753
Less management fees waived	166,080
Net Expenses	4,217,673
NET INVESTMENT INCOME	18,591,912
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(8,625,521)
Net realized loss on investments, unaffiliated	(2,165,159)
Realized gain distributions received, affiliated	22,201,110
Net Realized Gain	11,410,430
Net change in unrealized depreciation on investments, affiliated	(178,904,375)
Net change in unrealized depreciation on investments, unaffiliated	(8,432,088)
Net Change in Unrealized Depreciation	(187,336,463)
Net Realized and Unrealized Loss	(175,926,033)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(157,334,121)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower SecureFoundation® Balanced Fund	2022	2021
OPERATIONS:
Net investment income	$18,591,912	$21,119,590
Net realized gain	11,410,430	75,395,465
Net change in unrealized appreciation (depreciation)	(187,336,463)	11,197,959
Net Increase (Decrease) in Net Assets Resulting from Operations	(157,334,121)	107,713,014
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(21,672,888)	(39,500,524)
Service Class	(4,429,368)	(6,909,956)
Class L	(19,653,352)	(35,107,739)
Institutional Class	(22,123,146)	(21,456,197)
From Net Investment Income and Net Realized Gains	(67,878,754)	(102,974,416)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	22,015,794	22,893,684
Service Class	12,237,039	13,964,110
Class L	1,409,747	6,956,666
Institutional Class	113,184,178	33,283,521
Shares issued in reinvestment of distributions
Investor Class	21,672,888	39,500,524
Service Class	4,429,368	6,909,956
Class L	19,653,352	35,107,739
Institutional Class	22,123,146	21,456,197
Shares issued in connection with fund reorganization
Investor Class	N/A	86,197,682
Service Class	N/A	29,268,604
Shares redeemed
Investor Class	(125,625,481)	(67,103,598)
Service Class	(22,129,989)	(28,895,033)
Class L	(43,143,703)	(45,012,719)
Institutional Class	(31,840,268)	(52,273,255)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,013,929)	102,254,078
Total Increase (Decrease) in Net Assets	(231,226,804)	106,992,676
NET ASSETS:
Beginning of year	1,111,076,197	1,004,083,521
End of year	$879,849,393	$1,111,076,197
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower SecureFoundation® Balanced Fund	2022	2021
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,723,931	1,489,777
Service Class	934,776	912,940
Class L	129,302	536,013
Institutional Class	13,406,528	3,342,239
Shares issued in reinvestment of distributions
Investor Class	1,807,303	2,657,153
Service Class	362,655	456,970
Class L	1,956,562	2,773,776
Institutional Class	2,983,381	2,225,230
Shares issued in connection with fund reorganization
Investor Class	N/A	5,769,970
Service Class	N/A	1,925,563
Shares redeemed
Investor Class	(9,366,252)	(4,447,959)
Service Class	(1,675,080)	(1,894,669)
Class L	(4,018,303)	(3,487,711)
Institutional Class	(3,930,550)	(5,215,547)
Net Increase	4,314,253	7,043,745
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2022	$14.65	0.24	(2.36)	(2.12)	(0.21)	(0.57)	(0.78)	$11.75	(14.51%)
12/31/2021	$14.39	0.32	1.27	1.59	(0.31)	(1.02)	(1.33)	$14.65	11.12%
12/31/2020	$13.41	0.32	1.48	1.80	(0.28)	(0.54)	(0.82)	$14.39	13.92%
12/31/2019	$12.25	0.30	1.84	2.14	(0.26)	(0.72)	(0.98)	$13.41	17.79%
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
Service Class
12/31/2022	$14.92	0.24	(2.42)	(2.18)	(0.18)	(0.57)	(0.75)	$11.99	(14.58%)
12/31/2021	$14.63	0.38	1.22	1.60	(0.29)	(1.02)	(1.31)	$14.92	11.02%
12/31/2020	$13.61	0.36	1.45	1.81	(0.25)	(0.54)	(0.79)	$14.63	13.76%
12/31/2019	$12.42	0.30	1.85	2.15	(0.24)	(0.72)	(0.96)	$13.61	17.65%
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
Class L
12/31/2022	$12.40	0.18	(2.00)	(1.82)	(0.18)	(0.57)	(0.75)	$ 9.83	(14.71%)
12/31/2021	$12.37	0.22	1.09	1.31	(0.26)	(1.02)	(1.28)	$12.40	10.70%
12/31/2020	$11.63	0.23	1.28	1.51	(0.23)	(0.54)	(0.77)	$12.37	13.54%
12/31/2019	$10.74	0.24	1.60	1.84	(0.23)	(0.72)	(0.95)	$11.63	17.47%
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
Institutional Class
12/31/2022	$ 9.35	0.21	(1.54)	(1.33)	(0.28)	(0.57)	(0.85)	$ 7.17	(14.22%)
12/31/2021	$ 9.66	0.23	0.86	1.09	(0.38)	(1.02)	(1.40)	$ 9.35	11.45%
12/31/2020	$ 9.29	0.26	1.00	1.26	(0.35)	(0.54)	(0.89)	$ 9.66	14.27%
12/31/2019	$ 8.78	0.26	1.30	1.56	(0.33)	(0.72)	(1.05)	$ 9.29	18.13%
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$ 8.78	(4.91%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2022	$336,832	0.45%	0.43%	1.88%	20%
12/31/2021	$505,377	0.45%	0.43%	2.14%	20%
12/31/2020	$417,503	0.45%	0.42%	2.38%	28%
12/31/2019	$325,174	0.45%	0.42%	2.28%	18%
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
Service Class
12/31/2022	$ 72,194	0.55%	0.53%	1.85%	20%
12/31/2021	$ 95,472	0.55%	0.53%	2.46%	20%
12/31/2020	$ 73,136	0.55%	0.52%	2.69%	28%
12/31/2019	$ 78,401	0.55%	0.52%	2.23%	18%
12/31/2018	$ 63,353	0.55%	0.52%	2.17%	18%
Class L
12/31/2022	$261,370	0.70%	0.68%	1.70%	20%
12/31/2021	$353,678	0.70%	0.68%	1.73%	20%
12/31/2020	$355,129	0.70%	0.67%	2.02%	28%
12/31/2019	$390,943	0.70%	0.67%	2.05%	18%
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
Institutional Class
12/31/2022	$209,452	0.10%	0.08%	2.58%	20%
12/31/2021	$156,549	0.10%	0.08%	2.31%	20%
12/31/2020	$158,316	0.10%	0.07%	2.89%	28%
12/31/2019	$135,222	0.10%	0.07%	2.75%	18%
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Empower Annuity Insurance Company of America (Empower of America). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. Empower of America does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower of America.

Annual Report - December 31, 2022

The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$18,216,619	$24,734,666
Long-term capital gain	49,662,135	78,239,750
	$67,878,754	$102,974,416
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Annual Report - December 31, 2022

Undistributed net investment income	$—
Undistributed long-term capital gains	15,550,102
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(143,182,548)
Tax composition of capital	$(127,632,446)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$1,023,360,036
Gross unrealized appreciation on investments	19,634,957
Gross unrealized depreciation on investments	(162,817,505)
Net unrealized depreciation on investments	$(143,182,548)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the year ended December 31, 2022.
The Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. Prior to that date, the rate was no less than 1.50%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.

Annual Report - December 31, 2022

The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2022, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 34.74%
Empower Bond Index Fund Institutional Class	37,049,645	$381,970,990	$53,016,692	$77,810,237	$(6,531,049)	$ (51,517,876)	$ 7,383,550	$ 405,698	$305,659,569
					(6,531,049)	(51,517,876)	7,383,550	405,698	305,659,569
EQUITY MUTUAL FUNDS 55.71%
Empower International Index Fund Institutional Class	13,259,147	155,175,895	23,055,701	33,005,013	(1,542,772)	(22,844,655)	3,049,216	-	122,381,928
Empower S&P 500® Index Fund Institutional Class	24,151,253	233,914,714	42,317,658	41,198,110	(1,072,812)	(51,243,226)	6,562,251	5,081,437	183,791,036
Empower S&P Mid Cap 400® Index Fund Institutional Class	13,414,532	132,110,812	29,052,555	28,556,384	2,243,172	(29,315,085)	2,458,974	8,409,101	103,291,898
Empower S&P Small Cap 600® Index Fund Institutional Class	13,273,627	103,126,130	25,184,258	23,623,202	(1,722,060)	(23,983,533)	1,712,299	8,304,874	80,703,653
					(2,094,472)	(127,386,499)	13,782,740	21,795,412	490,168,515
FIXED INTEREST CONTRACT 5.01%
Empower of America Contract	44,088,286	54,705,844	5,729,541	16,990,282	-	-	643,183	-	44,088,286
					0	0	643,183	0	44,088,286
				Total	$(8,625,521)	$(178,904,375)	$21,809,473	$22,201,110	$839,916,370
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments were $189,082,164 and $222,938,497, respectively.
4.  FUND REORGANIZATION
On October 15, 2021, the Fund (Acquiring Fund) acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and each Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of such Target Fund.
Prior to the closing of the reorganization, the Target Funds distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to each Target Fund's shareholders for federal income tax purposes.
Target Funds	Acquiring Fund
Great-West SecureFoundation® Lifetime 2020 Fund	Empower SecureFoundation® Balanced Fund
Great-West SecureFoundation® Lifetime 2025 Fund
Great-West SecureFoundation® Lifetime 2030 Fund

Annual Report - December 31, 2022

Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of each Target Fund as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation (depreciation)
Great-West SecureFoundation® Lifetime 2020 Fund	$ 33,194,779	$ 36,743,997	$ 3,549,218
Great-West SecureFoundation® Lifetime 2025 Fund	35,553,088	39,637,213	4,084,125
Great-West SecureFoundation® Lifetime 2030 Fund	34,666,393	39,144,708	4,478,316
For financial reporting purposes, assets received and shares issued by the Acquiring Fund (listed below) were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Great-West SecureFoundation® Lifetime 2020 Fund - Investor Class	2,670,484	$ 31,500,571	$11.80
Great-West SecureFoundation® Lifetime 2020 Fund - Service Class	439,460	5,225,000	11.89
Great-West SecureFoundation® Lifetime 2025 Fund - Investor Class	2,207,398	24,066,154	10.90
Great-West SecureFoundation® Lifetime 2025 Fund - Service Class	1,394,075	15,549,387	11.15
Great-West SecureFoundation® Lifetime 2030 Fund - Investor Class	2,494,844	30,630,957	12.28
Great-West SecureFoundation® Lifetime 2030 Fund - Service Class	688,719	8,494,217	12.33

Acquiring Fund - Prior to the Reorganization
Empower SecureFoundation® Balanced Fund - Institutional Class	15,903,576	$ 155,798,814	$ 9.80
Empower SecureFoundation® Balanced Fund - Investor Class	27,819,591	415,597,214	14.94
Empower SecureFoundation® Balanced Fund - Service Class	4,650,325	70,684,988	15.20
Empower SecureFoundation® Balanced Fund - Class L	28,182,054	358,770,182	12.73

Acquiring Fund - After the Reorganization
Empower SecureFoundation® Balanced Fund - Institutional Class	15,898,768	$ 155,882,390	$ 9.80
Empower SecureFoundation® Balanced Fund - Investor Class	89,228,745	1,332,989,231	14.94
Empower SecureFoundation® Balanced Fund - Service Class	15,876,537	241,323,523	15.20
Empower SecureFoundation® Balanced Fund - Class L	28,173,703	358,516,519	12.73
Pro Forma Results of Operations
The beginning of each Target Fund's fiscal year was January 1, 2021. Assuming the Reorganization had been completed on January 1, 2021, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2021, are as follows:
Empower SecureFoundation® Balanced Fund
Net investment income	$ 66,436,554
Net realized and unrealized gain	266,338,023
Net increase in net assets resulting from operations	$ 332,774,577

Annual Report - December 31, 2022

Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Statement of Operations for the Acquiring Fund since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower SecureFoundation® Balanced Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

7.  TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $427,473 and has derived gross income from sources within foreign countries amounting to $5,341,344.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 53% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023